Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory, Net [Abstract]
Raw materials	$ 7,322,641	$ 7,118,820
Work in process	1,904,229	1,490,520
Finished goods	520,088	611,020
Inventory valuation allowance	(21,397)	(383,545)
Total	$ 9,725,561	$ 8,836,815